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                    [Van Kampen Investments Inc. Letterhead]


                                                                         497 (j)


                                                     September 27, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549

         Re: Van Kampen Equity Trust
             Rule 497(j) Filing (File Nos. 033-08122 and 811-04805)

Ladies and Gentlemen:

         Van Kampen Equity Trust, on behalf of each of the following three series: Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Moderate Fund and Van Kampen Asset Allocation Growth Fund, filed via EDGAR on September 22, 2006 an electronically signed copy of Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A complete with exhibits thereto. The Registration Statement and Exhibits were filed pursuant to Rule 485 (b) of the general rules and regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the "1933 Act Rules"), as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497 (j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497 (c) of the 1933 Act Rules.

         Should the staff have any questions regarding the foregoing, please call me at (630) 684-6724.

                                                     Very truly yours,

                                                     /s/ Elisa Mitchell
                                                     ------------------
                                                     Elisa Mitchell
                                                     Assistant Secretary